Statement of Cash Flow (Unaudited)	6 Months Ended
Sep. 30, 2025 USD ($)
March G L [Member]
Cash flows from operating activities
Net income (loss)	$ (3,091,094)
Changes in assets and liabilities
Prepaid shipping expenses	(1,194,883)
Prepaid expenses	(7,884)
Deposits on equipment	(150,000)
Accounts payable	525,557
Due to shareholder	3,632
Net cash used in operating activities	(3,914,672)
Cash flows from financing activities
Issuance of 1,500,000 common shares, no par value	4,051,620
Change in subscriptions receivable	(25,000)
Net cash provided by financing activities	4,026,620
Net Change in Cash	111,948
Cash – beginning of the period
Cash – end of the period	$ 111,948